Interest Income And Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income Expense Net [Abstract]
Bank loans, net of unearned income									$ 206,084	$ 131,808	$ 79,816
Investment securities									189,472	108,992	53,787
Margin balances									37,218	32,147	22,421
Inventory									17,563	18,965	17,757
Other									4,044	2,420	5,320
Total interest income									454,381	294,332	179,101
Senior notes									35,338	36,217	25,695
Bank deposits									12,661	7,331	7,262
Federal Home Loan Bank advances									8,305	6,777	551
Other									13,726	16,549	11,891
Total interest expense	$ 19,865	$ 17,625	$ 16,644	$ 15,896	$ 16,118	$ 19,383	$ 17,262	$ 14,111	$ 70,030	$ 66,874	$ 45,399